STOCKHOLDERS’ EQUITY (Details Narrative)							3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 17, 2023 $ / shares shares	Jul. 19, 2022 USD ($)	Jul. 19, 2022 CNY (¥)	Aug. 17, 2020	Oct. 24, 2019 USD ($) $ / shares shares	Oct. 22, 2019 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized | shares							20,000,000		20,000,000		20,000,000	20,000,000
Preferred stock,par value | $ / shares							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized | shares							500,000,000		500,000,000		500,000,000	500,000,000
Common Stock, par value | $ / shares	$ 0.00001						$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Reverse stock split | shares									24,999,842		24,999,842
Common stock shares issued | shares							24,999,842		24,999,842		24,999,842	24,999,842
Common stock shares outstanding | shares	24,999,842						24,999,842		24,999,842		24,999,842	24,999,842
Stock based compensation | $							$ 92,885	$ 92,885	$ 278,655	$ 278,655	$ 371,540	$ 371,540
Unrecognized compensation expenses | $							$ 394,012		$ 394,012		$ 672,667
Employee services expected to be recognized									1 year 25 days		2 years
Stockholders' Equity, Reverse Stock Split	1 for 2 reverse stock split			one (1)-for-four (4) reverse stock
Proceeds from Contributed Capital | $									$ 142,200			4,386,070
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares outstanding | shares											24,999,842
Aixin Shangyan Hotel and Aixintang Pharmacies [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Business Combination, Consideration Transferred												4,500,000	¥ 29,000,000
[custom:IncreaseDecreaseInAdditionalPaidinCapital] | $												4,313,025
Yunnan Shengshengyuan Technology Co Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Business Combination, Consideration Transferred		$ 4,418,095	¥ 31,557,820
Proceeds from Contributed Capital | $									$ 145,300
Quanzhong Lin [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Forgiveness of shareholder's loan | $												$ 6,912,513
Employees and Contractors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period									5 years
Share based payment award description									the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture.
Employees and Contractors [Member] | 2019 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares | shares					275,000	18,750
Issuance of value | $					$ 1,520,200	$ 337,500
Price per share | $ / shares					$ 5.528	$ 18
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period											5 years
Share based payment award description											the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture
Employees and Contractors [Member] | Two Thousand And Nineteen Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares | shares					275,000	18,750
Issuance of value | $					$ 1,520,200	$ 337,500
Price per share | $ / shares					$ 5.528	$ 18